POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2011
Post Balance Sheet Events [Abstract]
POST BALANCE SHEET EVENTS

NOTE 42: POST BALANCE SHEET EVENTS

  On January 3, 2012, the Bank announced a voluntary tender offer for the acquisition of any and all of the five series of the preferred securities issued by NBG Funding and for the EUR 1.5 billion 3rd Series fixed rate covered bonds due in 2016 (which form part of the existing Bank's EUR 10.0 billion covered bonds program).
  On January 31, 2012, the Bank acquired 10.2% of Banca Romaneasca from EBRD through put and call arrangements as provided for in the 2005 shareholders agreement, between the Bank and EBRD. The total consideration paid amounted to EUR 26.1 million.
  On February 14, 2012, Greek Law 4046/2012 was enacted based on which the employment contracts that lapse on attainment of the normal retirement age or of the particular retirement conditions, are considered as indefinite duration employment contracts and therefore, the provisions for employees statutory retirement indemnity of Greek Law 2112/1920, are applied. Please see Note 25.
  On February 24, 2012, the Bank issued EUR 3.0 billion Fixed Rate Notes maturing on May 24, 2012, bearing a 13% coupon payable quarterly in arrears.
  At the European Summit on October 26, 2011, the heads of states of eurozone members agreed on a comprehensive set of measures, including a voluntary bond exchange with a nominal discount of 50% on notional Greek debt held by private investors. Together with an ambitious reform program for the Greek economy, supporting growth, the PSI is expected to secure the reduction of the Greek debt to GDP ratio to 120% by 2020.

Following the above, Greek Parliament voted Greek Law 4046/2012 “Approval of the Draft Financial Assistance Facility Agreements between the European Financial Stability Facility (EFSF), the Hellenic Republic and the Bank of Greece, approval of the Draft Memorandum of Understanding between the European Commission, the Hellenic Republic and the Bank of Greece and other urgent provisions for the reduction of the public debt and the rescue of the national economy”, which among others approved:

  the Draft Financial Assistance Facility Agreement, between EFSF, the Hellenic Republic and the Bank of Greece for the provision of financing of up to the amount of EUR 30.0 billion in order to finance part of the voluntary exchange of Greek Bonds between private sector investors, as described in the statement of the European Summit on October 26, 2011;
  the Draft Co-Financing Agreement, between the Hellenic Republic, the Bank of Greece, EFSF and Wilmington Trust (London) Limited for the determination with respect to the above agreement the amount, payments and other liabilities as well as the methods of payments under common paying agent;
  the Draft Financial Assistance Facility Agreement, between EFSF, the Hellenic Republic and the Bank of Greece for the provision of financial aid up to the amount of EUR 35.0 billion, in order to provide to the Hellenic Republic the ability to finance the potential repurchase of Government bonds which have been pledged as collateral to the Eurosystem, with bond issues of EFSF; and
  the Draft Financial Assistance Facility Agreement, between EFSF, the Hellenic Republic and the Bank of Greece of up to the amount of EUR 5.7 billion in order to facilitate bond accrued interest prior to their exchange in the context of PSI.

On February 24, 2012, the Hellenic Republic Ministry of Finance (the “MiFin”) published the invitation memoranda (the “Memoranda”) whereby it invited the holders of the Greek government bonds that were eligible for the PSI (the “eligible Greek government bonds”) to offer to exchange their eligible Greek government bonds subject to the terms described in the Memoranda (the “Offer”).

The Group participated in the Offer under the terms of the Memoranda. The exchange of the Greek government bonds that were subject to Greek law took place on March 12, 2012, while the exchange of bonds subject to foreign law and the loans that were included in the PSI (see Note 13) took place in April 2012.

The key terms of the Offer are as follows:

  53.5% haircut on the nominal value of the eligible Greek government bonds.
  Receipt of EFSF bonds with total nominal value 15% of the nominal amount of the exchanged bonds, half of which mature in 12 months and half in 24 months.
  Receipt of new bonds (the “New Greek government bonds”) with the following characteristics:

  Issuer: Hellenic Republic;
  Nominal value: 31.5% of the nominal amount of the exchanged bonds;
  Payment of principal: 20 separate bonds with staggered bullet maturities of between 11 and 30 years; and
  Coupon rate: 2.0% per annum for payment dates in 2013 - 2015, 3.0% per annum for payment dates in 2016 - 2020, 3.65% per annum for payment date 2021 and 4.3% per annum for payment dates in 2022 and thereafter.

  Receipt of detachable GDP-linked securities issued by the Hellenic Republic (the “GDP-linked Securities”) traded in the market with a notional amount equal to the face amount of the New Greek government bonds s received. The GDP-linked Securities will provide for annual payments beginning in 2015 of an amount of up to 1% of their notional amount in the event the Hellenic Republic's nominal GDP exceeds a defined threshold and the Hellenic Republic has positive GDP growth in real terms in excess of specified targets.
  Any accrued and unpaid interest (including additional amounts, if any) on the exchanged bonds will be paid with 6-month securities issued by the EFSF.

The New Greek government bonds and the GDP-linked Securities will be governed by English law and will be ranked pari passu with all other borrowed monies of the Hellenic Republic.

The Offer is considered as adjusting event after the reporting period in relation to the annual financial statements for the year ended December 31, 2011, because it provides evidence of conditions that existed at the end of the reporting period, and therefore, the Group and the Bank recognized an impairment loss in the annual financial statements for the year ended December 31, 2011.

  On March 9 and April 11, 2012, the Bank proceeded with the cancellation of covered bonds of EUR 170.0 million and EUR 70.0 million respectively, related to the 4th series under its second covered bond program.
  On March 15, 2012, Agorazo Plc proceeded with the partial redemption of class A notes of EUR 58.1 million.
  On March 20, 2012, Spiti Plc and Autokinito Plc proceeded with the partial redemption of class A notes of EUR 106.9 million and of EUR 79.4 million, respectively.
  On March 23, 2012, following completion of the competition process carried out under article 63D of Greek Law 3601/2007, the Bank has been assigned to assume the total deposits amounting to EUR 325.6 million, of the following cooperative banks: Achaiki Cooperative Bank, Cooperative Bank of Lamia, and Cooperative Bank of Lesvos-Limnos. NBG will undertake only the deposits of the said banks and no other assets or liabilities thereof.
  In fact, in its letter to the Bank on April 20, 2012, the HFSF stated that, on April 19, 2012, the Bank of Greece replied to HFSF with the following:

  the Bank is evaluated as viable;
  the Bank submitted a business plan that includes the time schedule for the implementation of the capital actions described therein, and this plan is evaluated as viable and reliable;
  the amount required for the restoration of the capital adequacy ratio to the minimum 8% is estimated by the Bank of Greece at EUR 6.9 billion; and
  the HFSF should officially reply to the Bank that it intends to participate in the share capital increase or in the issuance of a convertible bond by the Bank under the provisions of Greek Law 3864/2010 up to the amount that has been determined by the Bank of Greece and is adequate to restore the Group's capital adequacy ratio (i.e. EUR 6.9 billion).

In the same letter to the Bank, HFSF stated that it will participate in the share capital increase or in the issuance of a convertible bond by the Bank up to the amount of EUR 6.9 billion. Furthermore, the HFSF stated that it will cover any amount of unsubscribed share capital and / or the convertible bonds, and that this commitment is valid until September 30, 2012.

  On May 14, 2012, the Bank proceeded with the cancellation of covered bonds of EUR 160 million, related to the 4th series under its second covered bond program.